Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2019
Other Current Assets [Abstract]
Summary of Other Current Assets

	As at March 31
Particulars	2018	2019
Advance to suppliers	70,196	67,268
Prepaid expenses	4,578	4,207
Prepaid lease rentals	313	306
Receivable from related party	17,100	—
Other assets*	355	1,351
Total	92,542	73,132